[letterhead of K&L Gates]

February 11, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Van Wagoner Funds, Inc. – Post-Effective Amendment to the Registration Statement on
Form N-1A (File Nos. 33-98358 and 811-9116)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Van Wagoner Funds, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, Post-Effective Amendment No. 19 under the 1933 Act and Post-Effective Amendment No. 24 under the 1940 Act (the “Post-Effective Amendment”) to the Company’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Company.

The Company is filing the Post-Effective Amendment in connection with the re-opening of three series of the Company (the Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund), which have been in the process of liquidation, but would be available to new investors upon the effectiveness of the Post-Effective Amendment.  In addition, as discussed in the Post-Effective Amendment, the Board of Directors has approved important changes that may impact each of the six series of the Company in the upcoming year.  These changes are discussed throughout the Post-Effective Amendment, but include new advisory arrangements for each of the series, including new subadvisers for five of the series.  The new advisory arrangements would not become effective unless approved by shareholders at meetings expected to be held in the coming months.  If the new advisory arrangements are approved, the series’ investment programs would change, among other changes, as described in the Post-Effective Amendment.

The Company expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to update the financial statements, add certain exhibits and make other nonmaterial changes as necessary.  Pursuant to Rule 485(a)(1) under the 1933 Act, the Company elects to have this Post-Effective Amendment become effective 60 days after the filing thereof.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at 415.249.1070 or my colleague Kurt Decko at 415.249.1053.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

Enclosure